Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Activities
Net loss	$ (818,228)	$ (1,708,132)	$ (1,173,966)
Adjustment for non-cash items:
Amortization	183,047	17,984
Finance cost		38,438	144,488
Gain on settlement of liabilities			(33,899)
Write-down of inventories			180,432
Write-off of accounts receivable	8,667
Share-based payments	331,522	495,791	130,219
Change in working capital items:
Accounts receivable	(687,492)	(79,620)	3,546
Prepaid expenses and deposits	24,236	70,977	45,259
Deferred revenue	252,000
Inventories			(180,432)
Accounts payable and accrued liabilities	268,416	(69,592)	(339,043)
Net cash used in operating activities	(437,832)	(1,234,154)	(1,223,396)
Investing Activities
Intangible assets	(5,171)	(35,006)
Purchase of equipment	(1,193,345)	(105,358)
Term deposit	(10,000)
Net cash used in investing activities	(1,208,516)	(140,364)
Financing Activities
Proceeds from issuance of shares		2,404,000	626,000
Proceeds from exercise of warrants	173,880	1,653,737
Proceeds from exercise of stock options	80,000	125,657	5,250
Share issuance costs		(98,596)	(25,242)
Share subscription received			10,000
Loan repaid		(1,000,000)
Loan proceeds			940,000
Finance cost			(30,000)
Lease payments			(13,696)
Net cash provided by financing activities	253,880	3,084,798	1,512,312
(Decrease) increase in Cash and Cash Equivalents	(1,392,468)	1,710,280	288,916
Cash and Cash Equivalents, Beginning of Year	2,012,995	302,715	13,799
Cash and Cash Equivalents	620,527	2,012,995	302,715
Cash and Cash Equivalents Consist of:
Cash	620,527	1,702,995	292,715
Guaranteed investment certificates		$ 310,000	$ 10,000